Short-Term Operating Lease (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
Schedule of Leases and the Consolidated Financial Statements	Supplemental information related to leases is as follows:
	Nine months ended March 31, 2023	Nine months ended March 31, 2022
	US$	US$
Operating lease costs	287,422	237,407
Supplemental information related to leases is as follows:
	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064

Schedule of Operating Lease
	March 31, 2023	June 30, 2022
Weighted average remaining lease term (years) of operating leases:	0.5	0.5
Weighted average discount rate of operating leases:	2.9%	2.9%